T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 5.1%			Occidental Petroleum
			2.70%, 2/15/23	73	70
Aerospace & Defense 0.1%			Tallgrass Energy Partners
TransDigm			7.50%, 10/1/25 (1)	20	21
8.00%, 12/15/25 (1)	20	22			169
		22
			Entertainment & Leisure 0.2%

Airlines 0.4%			Royal Caribbean Cruises
American Airlines			11.50%, 6/1/25 (1)	40	47
11.75%, 7/15/25 (1)	25	27			47
Delta Air Lines
4.75%, 10/20/28 (1)	50	54
Delta Air Lines			Financial 0.5%
7.00%, 5/1/25 (1)	20	23	Acrisure
		104	8.125%, 2/15/24 (1)	36	38
			Acrisure
			10.125%, 8/1/26 (1)	30	34
Automotive 0.2%			AssuredPartners
			7.00%, 8/15/25 (1)	24	25
Adient U.S.			GTCR AP Finance
9.00%, 4/15/25 (1)	10	11	8.00%, 5/15/27 (1)	30	32
Tenneco
7.875%, 1/15/29 (1)	30	33			129
		44
			Health Care 0.2%

Broadcasting 0.3%			Becton Dickinson & Company, FRN,
			3M USD LIBOR + 1.03%, 1.28%,
Diamond Sports Group			6/6/22	45	45
5.375%, 8/15/26 (1)	40	30
Univision Communications					45
9.50%, 5/1/25 (1)	35	39

		69	Information Technology 0.8%
			Boxer Parent
Building & Real Estate 0.2%			9.125%, 3/1/26 (1)	25	27
			Photo Holdings Merger Sub
Cushman & Wakefield U.S. Borrower			8.50%, 10/1/26 (1)	32	32
6.75%, 5/15/28 (1)	40	43	Refinitiv U.S. Holdings
		43	8.25%, 11/15/26 (1)	25	27
			Solera
			10.50%, 3/1/24 (1)	85	89
Energy 0.7%			Veritas U. S.
Comstock Resources			7.50%, 9/1/25 (1)	25	25
9.75%, 8/15/26	45	48			200
NGL Energy Partners
7.50%, 11/1/23	38	19
NGL Energy Partners
7.50%, 4/15/26	27	11

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			TransDigm, FRN,
Metals & Mining 0.2%			1M USD LIBOR + 2.25%, 2.396%,
Big River Steel			12/9/25	123	119

6.625%, 1/31/29 (1)	50	53			278
		53

			Airlines 2.7%
Restaurants 0.1%			American Airlines, FRN,
Dave & Buster's			1M USD LIBOR + 1.75%, 1/29/27
7.625%, 11/1/25 (1)	32	33	(3)	55	46

		33	American Airlines, FRN,
			3M USD LIBOR + 1.75%, 1.893%,
			6/27/25 (3)	75	55

Retail 0.5%			American Airlines, FRN,
			3M USD LIBOR + 2.00%, 2.141%,
L Brands			12/15/23 (3)	85	75
6.875%, 7/1/25 (1)	80	86	Mileage Plus Holdings, FRN,
PetSmart			1M USD LIBOR + 5.25%, 6.25%,
7.125%, 3/15/23 (1)	20	20	6/21/27	285	293
		106	SkyMiles IP, FRN,
			1M USD LIBOR + 3.75%, 4.75%,
			10/20/27	170	174

Satellites 0.2%					643
Intelsat Jackson Holdings
9.50%, 9/30/22 (1)	42	47

		47	Automotive 3.2%
			Adient U.S. , FRN,
			3M USD LIBOR + 4.25%, 4.413%,
Services 0.5%			5/6/24	55	55
Sabre GLBL			Clarios Global, FRN,
9.25%, 4/15/25 (1)	40	47	3M USD LIBOR + 3.50%, 3.646%,
			4/30/26	217	214
Staples			Fastlane Parent, FRN,
7.50%, 4/15/26 (1)	65	65	3M USD LIBOR + 4.50%, 4.646%,
		112	2/4/26	60	58
			KAR Auction Services, FRN,
			1M USD LIBOR + 2.25%, 2.438%,
Total Corporate Bonds			9/19/26	28	27
(Cost $1,193)		1,223	LS Group OpCo Acquistion, FRN,
			1M USD LIBOR + 3.50%, 4.25%,
BANK LOANS 89.7% (2)			11/2/27 (4)	65	64
			Mavis Tire Express Services, FRN,
Aerospace & Defense 1.2%			1M USD LIBOR + 4.00%, 3/20/25
			(3)	60	59
Dynasty Acquisition, FRN,			Mavis Tire Express Services, FRN,
1M USD LIBOR + 3.50%, 3.72%,			3M USD LIBOR + 3.25%, 3.47%,
4/6/26	134	125	3/20/25	60	58
TransDigm, FRN,			Navistar, FRN,
1M USD LIBOR + 2.25%, 2.396%,			3M USD LIBOR + 3.50%, 3.65%,
8/22/24	35	34	11/6/24	28	28

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Tenneco, FRN,			SRS Distribution, FRN,
3M USD LIBOR + 3.00%, 3.146%,			3M USD LIBOR + 3.00%, 3.146%,
10/1/25	125	120	5/23/25	60	58

TI Group Automotive Systems, FRN,					133
1M USD LIBOR + 3.75%, 4.50%,
12/16/24	35	35

Wheel Pros, FRN,			Cable Operators 1.4%
1M USD LIBOR + 5.25%, 10/28/27
(3)	55	54	Altice France, FRN,
			3M USD LIBOR + 4.00%, 4.237%,
		772	8/14/26	123	121
			Cablevision Lightpath, FRN,
			1M USD LIBOR + 3.25%, 9/15/27
Broadcasting 2.5%			(3)	55	55
Clear Channel Outdoor Holdings,			Eagle Broadband Investments, FRN,
FRN,			1M USD LIBOR + 3.00%, 3.75%,
1M USD LIBOR + 3.50%, 3.714%,			11/12/27	80	80
8/21/26 (3)	154	145	Radiate Holdco, FRN,
Diamond Sports Group, FRN,			1M USD LIBOR + 3.50%, 4.25%,
1M USD LIBOR + 3.25%, 8/24/26			9/25/26	80	79
(3)	75	62
iHeartCommunications, FRN,					335
1M USD LIBOR + 3.00%, 3.146%,

5/1/26	19	19	Chemicals 2.4%
iHeartcommunications, FRN,
1M USD LIBOR + 4.00%, 4.75%,			Aruba Investments Holdings, FRN,
5/1/26	25	25	1M USD LIBOR + 4.00%, 10/28/27
NEP Group, FRN,			(3)	70	69
3M USD LIBOR + 3.25%, 3.396%,			Aruba Investments Holdings, FRN,
10/20/25	80	74	1M USD LIBOR + 7.75%, 10/28/28
NEP Group, FRN,			(3)	70	70
3M USD LIBOR + 7.00%, 7.146%,			ASP Chromaflo Intermediate
10/19/26	55	45	Holdings, FRN,
Terrier Media Buyer, FRN,			3M USD LIBOR + 3.50%, 4.50%,
1M USD LIBOR + 4.25%, 4.396%,			11/20/23	26	25
12/17/26	109	108	Cyanco Intermediate, FRN,
Townsquare Media, FRN,			3M USD LIBOR + 3.50%, 3.646%,
3M USD LIBOR + 3.00%, 4.00%,			3/16/25	74	73
4/1/22	77	75	Diamond BC, FRN,
Univision Communications, FRN,			3M USD LIBOR + 3.00%, 3.214%,
3M USD LIBOR + 2.75%, 3.75%,			9/6/24	49	48
3/15/24	65	63	Diamond BC, FRN,
			1M USD LIBOR + 5.00%, 6.00%,
		616	9/6/24	50	49
			Encapsys, FRN,
			1M USD LIBOR + 3.25%, 4.25%,
Building Products 0.6%			11/7/24	131	130
CP Atlas Buyer, FRN,			SCIH Salt Holdings, FRN,
1M USD LIBOR + 4.50%, 11/20/27			1M USD LIBOR + 4.50%, 5.50%,
(3)	50	50	3/16/27	50	50
LEB Holdings USA, FRN,
1M USD LIBOR + 4.00%, 4.75%,
11/2/27	25	25

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Solenis International, FRN,			Mauser Packaging Solutions
3M USD LIBOR + 4.00%, 4.233%,			Holding, FRN,
6/26/25	60	59	3M USD LIBOR + 3.25%, 3.48%,

		573	4/3/24	53	50
					556

Consumer Products 2.3%
ABG Intermediate Holdings 2, FRN,			Energy 2.4%
3M USD LIBOR + 3.50%, 4.50%,			BCP Raptor, FRN,
9/27/24	66	65	3M USD LIBOR + 4.25%, 5.25%,
ABG Intermediate Holdings 2, FRN,			6/24/24	165	147
1M USD LIBOR + 5.25%, 6.25%,			BCP Raptor II, FRN,
9/27/24	35	35	3M USD LIBOR + 4.75%, 4.896%,
Amer Sports Holding, FRN,			11/3/25 (3)	144	124
3M EURIBOR + 4.50%, 4.50%,			Citgo Holding, FRN,
3/30/26 (EUR)	40	45	1M USD LIBOR + 7.00%, 8.00%,
Fitness International, FRN,			8/1/23 (3)	55	47
3M USD LIBOR + 3.25%, 4/18/25			Lucid Energy Group II Borrower,
(3)	50	42	FRN,
Kontoor Brands, FRN,			3M USD LIBOR + 3.00%, 4.00%,
3M USD LIBOR + 4.25%, 4.396%,			2/17/25	55	51
5/15/26 (4)	19	19	Medallion Midland Acquisition, FRN,
Life Time, FRN,			3M USD LIBOR + 3.25%, 4.25%,
3M USD LIBOR + 2.75%, 3.75%,			10/30/24	90	86
6/10/22	309	289	Navitas Midstream Midland Basin,
TGP Holdings III, FRN,			FRN,
3M USD LIBOR + 4.00%, 5.00%,			3M USD LIBOR + 4.50%, 12/13/24
9/25/24	35	34	(3)	50	48
United PF Holdings, FRN,			Prairie ECI Acquiror, FRN,
1M USD LIBOR + 8.50%, 12/30/26			3M USD LIBOR + 4.75%, 4.896%,
(3)(4)	25	25	3/11/26	76	71

		554			574

Container 2.3%			Entertainment & Leisure 3.3%
Charter NEX U. S. , FRN,			Alchemy Copyrights, FRN,
3M USD LIBOR + 1.75%, 5.00%,			1M USD LIBOR + 3.25%, 4.00%,
5/16/24	155	154	8/16/27 (4)	45	45
Charter NEX U. S. , FRN,			Alterra Mountain, FRN,
3M USD LIBOR + 2.25%, 5.50%,			1M USD LIBOR + 4.50%, 8/1/26
5/16/24	150	150	(3)	25	25
Flex Acquisition, FRN,			Aristocrat International, FRN,
3M USD LIBOR + 3.00%, 3.225%,			1M USD LIBOR + 3.75%, 4.75%,
6/29/25	50	49	10/19/24	40	40
Flex Acquisition, FRN,			ClubCorp Holdings, FRN,
3M USD LIBOR + 3.00%, 4.00%,			3M USD LIBOR + 2.75%, 2.97%,
12/29/23	106	104	9/18/24 (3)	70	62
Kloeckner Pentaplast, FRN,			Delta 2, FRN,
3M USD LIBOR + 4.25%, 5.25%,			3M USD LIBOR + 2.50%, 3.50%,
6/30/22	50	49	2/1/24	80	78

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

SeaWorld Parks & Entertainment,			Sedgwick Claims Management
FRN,			Services, FRN,
3M USD LIBOR + 3.00%, 3.75%,			3M USD LIBOR + 3.25%, 3.396%,
4/1/24	145	137	12/31/25	58	57
UFC Holdings, FRN,			Tegra118 Wealth Solutions, FRN,
1M USD LIBOR + 3.25%, 4.25%,			1M USD LIBOR + 4.75%, 4.97%,
4/29/26	420	416	2/18/27	115	114

		803	USI, FRN,
			3M USD LIBOR + 3.00%, 3.22%,
			5/16/24	182	178

Financial 7.0%			USI, FRN,
			1M USD LIBOR + 4.00%, 4.22%,
Alliant Holdings Intermediate, FRN,			12/2/26	55	54
1M USD LIBOR + 3.25%, 3.393%,			USI, FRN,
5/9/25	54	53	1M USD LIBOR + 4.00%, 4.50%,
Alliant Holdings Intermediate, FRN,			12/2/26	30	30
1M USD LIBOR + 3.75%, 4.25%,
11/5/27	110	109			1,699
Apollo Commercial Real Estate
Finance, FRN,
3M USD LIBOR + 2.75%, 2.90%,			Food 1.3%
5/15/26 (4)	40	38	Arterra Wines Canada, FRN,
AssuredPartners, FRN,			1M USD LIBOR + 3.50%, 11/24/27
1M USD LIBOR + 4.50%, 5.50%,			(3)	25	25
2/12/27	164	164	Atkins Nutritionals Holdings, FRN,
Deerfield Dakota Holding, FRN,			1M USD LIBOR + 3.75%, 4.75%,
1M USD LIBOR + 3.75%, 4.75%,			7/7/24	130	129
4/9/27	45	45	Bellring Brands, FRN,
Edelman Financial Center, FRN,			1M USD LIBOR + 5.00%, 6.00%,
3M USD LIBOR + 6.75%, 6.896%,			10/21/24	81	81
7/20/26 (3)(4)	95	94	Chobani, FRN,
EIG Management, FRN,			1M USD LIBOR + 3.50%, 4.50%,
3M USD LIBOR + 3.75%, 4.50%,			10/25/27	25	25
2/24/25	29	29	Froneri U.S. , FRN,
GT Polaris, FRN,			1M USD LIBOR + 5.75%, 5.896%,
1M USD LIBOR + 4.00%, 5.00%,			1/31/28	25	25
9/24/27	25	25	Shearer's Foods, FRN,
HUB International, FRN,			1M USD LIBOR + 4.00%, 4.75%,
1M USD LIBOR + 4.00%, 5.00%,			9/23/27	25	25
4/25/25	423	423
Hyperion Refinance Sarl, FRN,					310
1M USD LIBOR + 3.75%, 4.75%,

11/12/27 (3)	85	84	Gaming 3.9%
Nexus Buyer, FRN,
1M USD LIBOR + 3.75%, 3.90%,			Boyd Gaming, FRN,
11/9/26	65	64	3M USD LIBOR + 2.25%, 2.345%,
Russell Investments U. S. Institutional			9/15/23	34	34
Holdco, FRN,			Caesars Resort Collection, FRN,
3M USD LIBOR + 2.75%, 3.75%,			3M USD LIBOR + 2.75%, 2.896%,
6/1/23	9	9	12/23/24	207	200
Ryan Specialty Group, FRN,			Caesars Resort Collection, FRN,
1M USD LIBOR + 3.25%, 4.00%,			1M USD LIBOR + 4.50%, 4.646%,
9/1/27	130	129	7/21/25	210	208

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CCM Merger, FRN,			Heartland Dental, FRN,
1M USD LIBOR + 3.75%, 4.50%,			3M USD LIBOR + 3.50%, 3.646%,
11/4/25	55	55	4/30/25	105	100
CityCenter Holdings, FRN,			LifePoint Health, FRN,
3M USD LIBOR + 2.25%, 3.00%,			1M USD LIBOR + 3.75%, 3.896%,
4/18/24	174	167	11/16/25	147	144
Playtika Holding, FRN,			Loire Finco Luxembourg, FRN,
1M USD LIBOR + 6.00%, 7.00%,			1M USD LIBOR + 3.50%, 3.646%,
12/10/24	58	58	1/24/27 (4)	369	358
Scientific Games International, FRN,			Maravai Intermediate Holdings, FRN,
1M USD LIBOR + 2.75%, 2.896%,			1M USD LIBOR + 4.25%, 5.25%,
8/14/24	223	215	10/19/27 (4)	151	151

		937	MED ParentCo, FRN,
			1M USD LIBOR + 4.25%, 4.387%,
			8/31/26	30	28

Health Care 11.7%			MED ParentCo, FRN,
			1M USD LIBOR + 8.25%, 8.396%,
Albany Molecular Research, FRN,			8/30/27	85	82
1M USD LIBOR + 3.50%, 4.50%,			Milano Acquisition, FRN,
8/30/24	25	25	1M USD LIBOR + 4.00%, 4.75%,
Aldevron, FRN,			10/1/27	100	99
1M USD LIBOR + 4.25%, 5.25%,			National Mentor Holdings , FRN,
10/12/26	169	169	3M USD LIBOR + 4.25%, 4.40%,
athenahealth, FRN,			3/9/26	34	34
3M USD LIBOR + 4.50%, 4.75%,			Netsmart, FRN,
2/11/26	94	94	1M USD LIBOR + 4.00%, 4.75%,
ATI Holdings Acquisition, FRN,			10/1/27	75	74
3M USD LIBOR + 3.50%, 4.50%,			Ortho-Clinical Diagnostics, FRN,
5/10/23 (3)	135	129	3M USD LIBOR + 3.25%, 3.39%,
Azalea Topco, FRN,			6/30/25	58	57
1M USD LIBOR + 3.50%, 3.714%,			Pathway Vet Alliance, FRN,
7/24/26	122	119	1M USD LIBOR + 4.00%, 4.145%,
Azalea Topco, FRN,			3/31/27	84	83
1M USD LIBOR + 4.00%, 4.75%,			PetVet Care Centers, FRN,
7/24/26	25	25	3M USD LIBOR + 3.25%, 3.396%,
Dental of Canada, FRN,			2/14/25	55	53
3M USD LIBOR + 7.50%, 8.50%,			Petvet Care Centers, FRN,
6/8/26 (4)	25	25	1M USD LIBOR + 4.25%, 5.25%,
Dentalcorp Health Services, FRN,			2/14/25	65	65
3M USD LIBOR + 3.75%, 4.75%,			PetVet Care Centers, FRN,
6/6/25	25	24	3M USD LIBOR + 6.25%, 6.396%,
Dino Grandparent, FRN,			2/13/26 (3)	95	92
1M USD LIBOR + 2.25%, 2.438%,			Phoenix Guarantor, FRN,
2/20/23 (4)	55	54	1M USD LIBOR + 3.75%, 4.25%,
Envision Healthcare, FRN,			3/5/26	60	60
3M USD LIBOR + 3.75%, 10/10/25			SAM Bidco, FRN,
(3)	75	61	1M USD LIBOR + 3.50%, 3.72%,
ExamWorks Group, FRN,			12/13/24	60	58
3M USD LIBOR + 3.25%, 4.25%,			Sotera Health Holdings, FRN,
7/27/23	44	44	1M USD LIBOR + 4.50%, 5.50%,
Heartland Dental, FRN,			12/11/26	42	42
3M USD LIBOR + 4.50%, 4/30/25
(3)	25	24

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Southern Veterinary Partners, FRN,			Delta Topco, FRN,
1M USD LIBOR + 7.75%, 8.75%,			1M USD LIBOR + 7.25%, 10/7/28
10/2/28 (4)	25	25	(3)	60	60
Surgery Center Holdings, FRN,			ECI Macola, FRN,
3M USD LIBOR + 3.25%, 4.25%,			1M USD LIBOR + 3.75%, 4.50%,
9/3/24	110	107	11/9/27	70	69
Surgery Center Holdings, FRN,			Epicor Software, FRN,
1M USD LIBOR + 8.00%, 9.00%,			1M USD LIBOR + 4.25%, 5.25%,
9/3/24 (3)	60	61	7/30/27 (3)	120	120
Team Health Holdings, FRN,			Epicor Software, FRN,
3M USD LIBOR + 2.75%, 3.75%,			1M USD LIBOR + 7.75%, 8.75%,
2/6/24	40	35	7/31/28	105	108
U. S. Renal Care, FRN,			Greeneden U. S. Holdings II, FRN,
3M USD LIBOR + 5.00%, 6/26/26			1M USD LIBOR + 4.00%, 10/8/27
(3)	25	25	(3)	90	90
Versant Health Holdco, FRN,			Hyland Software, FRN,
3M USD LIBOR + 6.75%, 7.75%,			3M USD LIBOR + 7.00%, 7.75%,
12/1/25	145	145	7/7/25	158	159
VetCor Professional Practices, FRN,			LogMeIn, FRN,
3M USD LIBOR + 3.00%, 3.146%,			1M USD LIBOR + 4.75%, 4.888%,
7/2/25	35	33	8/31/27 (3)	100	99
Waystar Technologies, FRN,			MH Sub I, FRN,
1M USD LIBOR + 4.00%, 4.75%,			3M USD LIBOR + 3.50%, 3.646%,
10/22/26 (4)	25	25	9/13/24	104	102

		2,829	MH Sub I, FRN,
			1M USD LIBOR + 3.75%, 4.75%,
			9/13/24	50	49

Information Technology 10.1%			MH Sub I, FRN,
			3M USD LIBOR + 7.50%, 7.646%,
Airbnb, FRN,			9/15/25	110	110
1M USD LIBOR + 7.50%, 8.50%,			Mitchell International, FRN,
4/17/25	65	70	1M USD LIBOR + 4.25%, 4.75%,
Applied Systems, FRN,			11/29/24	45	44
3M USD LIBOR + 3.00%, 4.00%,			Mitchell International, FRN,
9/19/24	81	81	3M USD LIBOR + 7.25%, 7.396%,
Applied Systems, FRN,			12/1/25	80	77
3M USD LIBOR + 7.00%, 8.00%,			Redstone Buyer, FRN,
9/19/25	225	226	1M USD LIBOR + 5.00%, 6.00%,
Barracuda Networks, FRN,			9/1/27	45	45
1M USD LIBOR + 6.75%, 7.50%,			Refinitiv U.S. Holdings, FRN,
10/30/28 (4)	25	25	3M EURIBOR + 3.25%, 3.25%,
Boxer Parent, FRN,			10/1/25 (EUR)	124	147
3M USD LIBOR + 4.25%, 4.396%,			Shutterfly, FRN,
10/2/25	50	49	1M USD LIBOR + 6.00%, 7.00%,
CCC Information Services, FRN,			9/25/26 (3)	65	63
1M USD LIBOR + 3.00%, 4.00%,			Solera, FRN,
4/29/24	72	71	3M USD LIBOR + 2.75%, 2.896%,
Conservice Midco, FRN,			3/3/23	184	182
1M USD LIBOR + 4.25%, 4.47%,			Sophia, FRN,
5/13/27	65	64	1M USD LIBOR + 3.75%, 4.50%,
Delta Topco, FRN,			10/7/27	120	119
1M USD LIBOR + 3.75%, 10/7/27
(3)	100	99

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

TIBCO Software, FRN,			Engineered Machinery Holdings,
1M USD LIBOR + 3.75%, 3.90%,			FRN,
6/30/26	25	24	3M USD LIBOR + 4.25%, 5.25%,
Uber Technologies, FRN,			7/19/24	75	74
3M USD LIBOR + 4.00%, 5.00%,			Engineered Machinery Holdings,
4/4/25	62	61	FRN,
Veritas U. S. , FRN,			3M USD LIBOR + 7.25%, 8.25%,
1M USD LIBOR + 5.50%, 6.50%,			7/18/25	100	99
9/1/25	35	35	Filtration Group, FRN,
			3M USD LIBOR + 3.00%, 3.146%,
		2,448	3/31/25	99	97
			Filtration Group, FRN,
			1M USD LIBOR + 3.75%, 4.50%,
Lodging 1.0%			3/29/25	25	25
Aimbridge Acquisition, FRN,			LTI Holdings, FRN,
3M USD LIBOR + 3.75%, 3.896%,			3M USD LIBOR + 3.50%, 3.646%,
2/2/26	25	23	9/6/25	25	23
Aimbridge Acquisition, FRN,			LTI Holdings, FRN,
1M USD LIBOR + 6.00%, 6.75%,			1M USD LIBOR + 4.75%, 4.896%,
2/2/26 (4)	25	25	7/24/26	25	24
Awaze, FRN,			LTI Holdings, FRN,
3M EURIBOR + 4.50%, 5/9/25			3M USD LIBOR + 6.75%, 6.896%,
(EUR)(3)	45	52	9/6/26	40	37
Awaze, FRN,			Pro Mach Group, FRN,
3M EURIBOR + 8.00%, 5/9/26			1M USD LIBOR + 3.50%, 4.248%,
(EUR)(3)	25	25	3/7/25	71	70
Four Seasons Hotels, FRN,			Pro Mach Group, FRN,
3M USD LIBOR + 2.00%, 2.146%,			1M USD LIBOR + 3.50%, 4.50%,
11/30/23	37	36	3/7/25 (4)	24	24
Playa Resorts Holding, FRN,			Thermon Holding, FRN,
3M USD LIBOR + 2.75%, 4/29/24			3M USD LIBOR + 3.75%, 4.75%,
(3)	80	73	10/30/24	36	35
		234	Welbilt, FRN,
			3M USD LIBOR + 2.50%, 2.647%,
			10/23/25	50	47

Manufacturing 4.0%					957
Apex Tool Group, FRN,
3M USD LIBOR + 5.25%, 6.50%,
8/1/24 (3)	179	174	Other Telecommunications 0.7%
CPI Holdco, FRN,			Cologix Holdings, FRN,
1M USD LIBOR + 4.25%, 4.396%,			3M USD LIBOR + 3.00%, 4.00%,
11/4/26	194	193	3/20/24	43	42
Deliver Buyer, FRN,			Consolidated Communications, FRN,
3M USD LIBOR + 5.00%, 5.22%,			1M USD LIBOR + 4.75%, 5.75%,
5/1/24	25	25	10/2/27 (3)	80	80
Engineered Machinery Holdings,			TierPoint, FRN,
FRN,			3M USD LIBOR + 3.75%, 4.75%,
1M USD LIBOR + 3.00%, 4.00%,			5/6/24	50	49
7/19/24	10	10
					171

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			PetSmart, FRN,
Real Estate Investment Trust Securities 0.3%			1M USD LIBOR + 3.50%, 4.50%,
Claros Mortgage Trust, FRN,			3/11/22	83	83
1M USD LIBOR + 5.00%, 8/9/26
(3)	55	54			381
KREF Holdings X, FRN,
1M USD LIBOR + 4.75%, 5.75%,
9/1/27 (4)	25	25	Satellites 2.7%
			Intelsat Jackson Holdings,
		79	8.625%, 1/2/24	55	56
			Intelsat Jackson Holdings, FRN,
			1M USD LIBOR + 5.50%, 5.775%,
Restaurants 2.0%			7/13/22 (3)	61	62
Flynn Restaurant Group, FRN,			Intelsat Jackson Holdings, FRN,
3M USD LIBOR + 7.00%, 6/29/26			1M USD LIBOR + 4.75%, 8.00%,
(3)	30	26	11/27/23	170	172
Golden Nugget, FRN,			Iridium Satellite, FRN,
1M USD LIBOR + 2.50%, 10/4/23			1M USD LIBOR + 3.75%, 4.75%,
(3)	85	81	11/4/26	284	283
IRB Holding, FRN,			Xplornet Communications, FRN,
1M USD LIBOR + 3.25%, 11/19/27			1M USD LIBOR + 4.75%, 4.898%,
(3)	175	173	6/10/27	85	84
K-MAC Holdings, FRN,
3M USD LIBOR + 3.00%, 3.146%,					657
3/14/25	27	26
K-MAC Holdings, FRN,
3M USD LIBOR + 6.75%, 6.896%,			Services 11.3%
3/16/26	40	38	Advantage Sales & Marketing, FRN,
Tacala Investment, FRN,			1M USD LIBOR + 5.25%, 6.00%,
1M USD LIBOR + 3.75%, 4.50%,			10/28/27	90	89
2/5/27	83	82	Ascend Learning, FRN,
Tacala Investment, FRN,			3M USD LIBOR + 3.00%, 4.00%,
1M USD LIBOR + 7.50%, 8.25%,			7/12/24	297	292
2/4/28 (3)	65	64	Ascend Learning, FRN,
			1M USD LIBOR + 3.75%, 4.75%,
		490	7/12/24	80	80
			Camelot Finance, FRN,
			1M USD LIBOR + 3.00%, 3.146%,
Retail 1.6%			10/30/26	49	48
CNT Holdings I, FRN,			Ceridian HCM Holding, FRN,
1M USD LIBOR + 3.75%, 4.50%,			3M USD LIBOR + 2.50%, 2.602%,
11/8/27	130	129	4/30/25	38	37
CNT Holdings I, FRN,			Dun & Bradstreet, FRN,
1M USD LIBOR + 6.75%, 7.50%,			1M USD LIBOR + 3.75%, 3.893%,
11/6/28	70	70	2/6/26	104	104
Harbor Freight Tools USA, FRN,			EG America, FRN,
1M USD LIBOR + 3.25%, 4.00%,			3M USD LIBOR + 4.00%, 4.22%,
10/19/27	70	69	2/7/25	99	97
Mattress Firm, FRN,			EG America, FRN,
1M USD LIBOR + 5.25%, 11/24/27			3M USD LIBOR + 8.00%, 9.00%,
(3)(4)	30	30	4/20/26 (3)	80	77

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

		Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)				(Amounts in 000s)

GFL Environmental, FRN,				Omnitracs, FRN,
3M USD LIBOR + 3.00%, 4.00%,				1M USD LIBOR + 8.00%, 8.149%,
5/30/25		48	48	9/29/28 (3)	75	74

Merrill Communications, FRN,						99
1M USD LIBOR + 5.00%, 6.00%,
10/5/26		25	24

Presidio Holdings, FRN,				Utilities 3.2%
1M USD LIBOR + 3.50%, 3.72%,
1/22/27		25	25	Al Alpine U. S. Bidco, FRN,
Prime Security Services Borrower,				1M USD LIBOR + 3.00%, 3.234%,
FRN,				10/31/25	112	104
1M USD LIBOR + 3.25%, 4.25%,				Array Technologies, FRN,
9/23/26		27	27	1M USD LIBOR + 4.00%, 5.00%,
Renaissance Holdings, FRN,				10/14/27 (4)	82	81
3M USD LIBOR + 7.00%, 7.146%,				Brookfield WEC Holdings, FRN,
5/29/26		50	49	1M USD LIBOR + 3.00%, 3.75%,
Staples, FRN,				8/1/25	63	62
3M USD LIBOR + 5.00%, 5.214%,				Eastern Power, FRN,
4/16/26	(3)	165	159	3M USD LIBOR + 3.75%, 4.75%,
Trugreen, FRN,				10/2/25	118	117
1M USD LIBOR + 4.00%, 4.75%,				EFS Cogen Holdings I, FRN,
11/2/27	(4)	25	25	1M USD LIBOR + 3.50%, 4.50%,
Trugreen, FRN,				10/1/27	45	45
1M USD LIBOR + 8.50%, 9.25%,				Exgen Renewables IV, FRN,
11/2/28	(4)	25	25	3M USD LIBOR + 3.00%, 4.00%,
Ultimate Software Group, FRN,				11/28/24	67	67
1M USD LIBOR + 4.00%, 4.75%,				PG&E, FRN,
5/4/26		570	571	1M USD LIBOR + 4.50%, 5.50%,
Ultimate Software Group, FRN,				6/23/25	304	306
1M USD LIBOR + 6.75%, 7.50%,						782
5/3/27		580	589
VeriFone Systems, FRN,
3M USD LIBOR + 4.00%, 4.224%,				Wireless Communications 4.2%
8/20/25		58	55	Asurion, FRN,
Vertical U. S. Newco, FRN,				1M USD LIBOR + 3.00%, 3.146%,
1M USD LIBOR + 4.25%, 4.57%,				8/4/22	247	246
7/30/27		145	144	Asurion, FRN,
White Cap Buyer, FRN,				1M USD LIBOR + 3.00%, 3.146%,
1M USD LIBOR + 4.00%, 4.50%,				11/3/23	40	39
10/19/27		85	84	Asurion, FRN,
WW International, FRN,				1M USD LIBOR + 3.00%, 3.146%,
3M USD LIBOR + 4.75%, 5.50%,				11/3/24	118	116
11/29/24		94	94	Asurion, FRN,
			2,743	3M USD LIBOR + 6.50%, 6.646%,
				8/4/25	615	619

						1,020
Transportation 0.4%
Omnitracs, FRN,
1M USD LIBOR + 4.25%, 4.399%,				Total Bank Loans
3/21/25		25	25	(Cost $21,470)		21,673

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares		$ Value		Par/Shares	$ Value
(Amounts in 000s)				(Amounts in 000s)

CONVERTIBLE PREFERRED STOCKS 1.6%				Utilities 0.3%

Energy 0.8%				American Electric Power, 6.125%,
				3/15/22	1	47
Targa Resources, Series A, 9.50%,				American Electric Power, 6.125%,
Acquisition Date: 10/30/17, Cost				8/15/23	1	30
$196 (5)(6)		—	188

			188			77

				Total Convertible Preferred Stocks
Health Care 0.4%				(Cost $366)		394
Avantor, Series A, 6.25%, 5/15/22		1	94

			94	SHORT-TERM INVESTMENTS 6.5%

				MONEY MARKET FUNDS 6.5%
Insurance 0.1%				T. Rowe Price Government Reserve
Alliant Services, Series A, Acquisition				Fund,
Date:11/6/20, Cost $35 (4)(5)(7)		—	35	0.09% (8)(9)	1,570	1,570

			35	Total Short-Term Investments
				(Cost $1,570)		1,570

				Total Investments in Securities 102.9%

				(Cost $24,599)		$24,860
				Other Assets Less Liabilities (2.9)%		(691)
				Net Assets 100%		$24,169

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt
	from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,030 and
	represents 4.3% of net assets.
(2)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the
	aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled
	positions.
(3)	All or a portion of this loan is unsettled as of November 30, 2020. The interest rate for unsettled loans will be determined
	upon settlement after period end.
(4)	Level 3 in fair value hierarchy.
(5)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is
	obtained and is presented along with related cost in the security description. The fund has registration rights for certain
	restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted
	securities (excluding 144A holdings) at period-end amounts to $223 and represents 0.9% of net assets.
(6)	Perpetual security with no stated maturity date.
(7)	Non-income producing
(8)	Seven-day yield
(9)	Affiliated Companies

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
EUR	Euro
FRN	Floating Rate Note
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s, except Market Price)
SWAPS 0.0%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: Tesla, 5.30%, 8/15/25,
$104.00*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/21	25	—	—	—
Goldman Sachs, Protection Sold (Relevant Credit: United Airlines
Holdings, 5.00%, 2/1/24, $97.25*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/21	25	—	(1)	1
Total Bilateral Credit Default Swaps, Protection Sold			(1)	1

Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid
Leveraged Loans Total Return Index At Maturity, Pay Variable 0.227% (3M
USD LIBOR) Quarterly, 12/20/20	150	3	—	3
Total Bilateral Total Return Swaps			—	3

Total Bilateral Swaps			(1)	4
*Market Price at November 30, 2020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain/(Loss)
JPMorgan Chase	2/19/21	EUR	34	USD	41	$—
UBS Investment Bank	2/19/21	USD	228	EUR	192	(2)
Net unrealized gain (loss) on open forward
currency exchange contracts						$(2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$5	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	2/29/20	Cost	Cost	11/30/20
T. Rowe Price Government Reserve Fund	$3,786	¤	¤	$1,570	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,570.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Floating Rate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$—	$ 1,223	$ —	$ 1,223
Bank Loans	—	20,490	1,183	21,673
Convertible Preferred Stocks	—	359	35	394
Short-Term Investments	1,570	—	—	1,570
Total Securities	1,570	22,072	1,218	24,860
Swaps	—	3	—	3
Total	$1,570	$ 22,075	$ 1,218	$ 24,863
Liabilities
Forward Currency Exchange Contracts	$—	$ 2	$ —	$ 2

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

Following is a reconciliation of the fund’s Level 3 holdings for the period ended November 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2020, totaled $7,000 for the period ended November 30, 2020.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of
Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)			Transfers	Transfers	Ending
	Balance	During	Total	Total	Into	Out of	Balance
	3/1/20	Period	Purchases	Sales	Level 3	Level 3	11/30/20
Investment in Securities
Bank Loans	$1,201	(4)	$994	$(1,054)	$347	$(301)	$1,183
Convertible
Preferred Stocks	–	–	35	–	–	–	35

Total	$1,201	$(4)	$1,029	$(1,054)	$347	$(301)	$1,218